Long-Term Debt (Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013	$ 2,346
2014	1,945
2015	3,363
2016	2,791
2017	$ 2,546
Debt weighted average interest rate	5.60%
Senior notes with maturities of 5 years or less [Member]
Debt weighted average interest rate	5.858%
Senior notes with maturities between 6 and 10 years [Member]
Debt weighted average interest rate	5.379%
Senior notes with maturities greater than 10 years [Member]
Debt weighted average interest rate	6.007%
2013
Debt weighted average interest rate	8.081%
2014
Debt weighted average interest rate	3.698%
2015
Debt weighted average interest rate	5.882%
2016
Debt weighted average interest rate	4.474%
2017
Debt weighted average interest rate	6.944%